Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues	$ 612,136	¥ 4,468,161	¥ 4,528,826	¥ 4,002,712
Cost of revenues	(544,929)	(3,977,598)	(4,134,271)	(3,743,450)
Gross Profit	67,207	490,563	394,555	259,262
Operating expenses:
Selling and marketing expenses	(30,679)	(223,935)	(188,249)	(240,477)
General and administrative expenses	(20,351)	(148,549)	(104,810)	(102,645)
Research and development expenses	(19,708)	(143,856)	(90,847)	(118,619)
Total operating expenses	(70,738)	(516,340)	(383,906)	(461,741)
Income (loss) from operations	(3,531)	(25,777)	10,649	(202,479)
Interest income	2,907	21,216	20,881	9,565
Changes in fair value of long-term investments	(25,718)	(187,725)
Investment income	576	4,203	4,648	3,274
Other income	5,709	41,672	74,321	9,202
Income (loss) before income taxes	(20,057)	(146,411)	110,499	(180,438)
Income tax expense	(9)	(69)
Net income (loss)	(20,066)	(146,480)	110,499	(180,438)
Accretion of redeemable convertible preferred shares to redemption value	(15,571)	(113,658)	(146,341)	(139,576)
Net loss attributable to ordinary shareholders	$ (35,637)	¥ (260,138)	¥ (35,842)	¥ (320,014)
Weighted average number of shares outstanding used in computing net loss per ordinary share
Weighted average number of shares outstanding used in computing net loss per ordinary share - Basic	103,695,655	103,695,655	72,000,000	72,000,000
Weighted average number of shares outstanding used in computing net loss per ordinary share - Diluted	103,695,655	103,695,655	72,000,000	72,000,000
Net income (loss)	$ (20,066)	¥ (146,480)	¥ 110,499	¥ (180,438)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	4,652	33,953	(40,976)	(160,360)
Comprehensive income (loss)	$ (15,414)	¥ (112,527)	¥ 69,523	¥ (340,798)
Common Class A [Member]
Net loss per ordinary share
Net loss per ordinary share - Basic | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)
Net loss per ordinary share - Diluted | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)
Weighted average number of shares outstanding used in computing net loss per ordinary share
Weighted average number of shares outstanding used in computing net loss per ordinary share - Basic	58,117,877	58,117,877	26,422,222	26,422,222
Weighted average number of shares outstanding used in computing net loss per ordinary share - Diluted	58,117,877	58,117,877	26,422,222	26,422,222
Common Class B [Member]
Net loss per ordinary share
Net loss per ordinary share - Basic | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)
Net loss per ordinary share - Diluted | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)
Weighted average number of shares outstanding used in computing net loss per ordinary share
Weighted average number of shares outstanding used in computing net loss per ordinary share - Basic	45,577,778	45,577,778	45,577,778	45,577,778
Weighted average number of shares outstanding used in computing net loss per ordinary share - Diluted	45,577,778	45,577,778	45,577,778	45,577,778